Income Taxes (Activity Related To Gross Unrecognized Tax Benefits) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 28, 2013	Sep. 29, 2012	Oct. 01, 2011
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balance as of the beginning of the year	$ 168	$ 174	$ 184
Increases related to current year tax positions	3	3	4
Increases related to prior year tax positions	15	5	21
Reductions related to prior year tax positions	(6)	(10)	(24)
Reductions related to settlements	(2)	(1)	(9)
Reductions related to expirations of statute of limitations	(3)	(3)	(2)
Balance as of the end of the year	$ 175	$ 168	$ 174